                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-02120

                              SECURITY INCOME FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                              SECURITY INCOME FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
                SECURITY INCOME FUND - DIVERSIFIED INCOME SERIES

                                                                    PRINCIPAL          MARKET
                                                                     AMOUNT             VALUE
                                                                     ------             -----
CORPORATE BONDS - 30.4%
AIRLINES - 1.0%
Delta Air Lines, Inc., 7.779% - 2005                               $ 250,000          $  108,014
Qantas Airways, 5.125% - 2013 (1)                                    350,000             342,879
Southwest Airlines Company, 7.875% - 2007                            450,000             501,831
                                                                                      ----------
                                                                                         952,724
                                                                                      ----------
AUTOMOTIVE - 2.1%
Ford Motor Credit Company,
     6.50% - 2007                                                    300,000             317,754
     5.80% - 2009                                                    300,000             310,947
General Motors Acceptance Corporation, 6.125% - 2006                 300,000             313,624
General Motors Corporation, 8.80% - 2021                             650,000             712,046
Johnson Controls, Inc., 4.875% - 2013                                350,000             356,726
                                                                                      ----------
                                                                                       2,011,097
                                                                                      ----------
BANKING - 3.6%
Abbey National plc, 6.69% - 2005                                     300,000             311,373
BCH Cayman Islands, Ltd., 7.70% - 2006                               300,000             323,642
Bank of America Corporation, 7.80% - 2010                            300,000             352,425
BankBoston Capital Trust, 2.45% - 2028 (3)                           700,000             674,479
Chase Capital III, 2.34% - 2027 (3)                                  700,000             665,105
Danske Bank A/S, 7.40% - 2010 (1, 3)                                 475,000             522,217
Key Bank N.A., 7.00% - 2011                                          300,000             336,113
US Central Credit Union, 2.70% - 2009                                325,000             317,688
                                                                                      ----------
                                                                                       3,503,042
                                                                                      ----------
BROKERAGE - 1.1%
Credit Suisse FB USA, 6.125% - 2011                                  300,000             326,846
Legg Mason, Inc., 6.75% - 2008                                       350,000             385,454
Waddell & Reed Financial, Inc., 7.50% - 2006                         300,000             316,693
                                                                                      ----------
                                                                                       1,028,993
                                                                                      ----------
BUILDING MATERIALS - 0.7%
CRH America, Inc., 6.95% - 2012                                      300,000             341,900
Masco Corporation, 5.875% - 2012                                     300,000             322,667
                                                                                      ----------
                                                                                         664,567
                                                                                      ----------
CHEMICALS - 0.8%
PPG Industries, Inc., 7.40% - 2019                                   350,000             416,369
Pioneer Hi-Bred International, Inc., 5.75% - 2009                    375,000             403,290
                                                                                      ----------
                                                                                         819,659
                                                                                      ----------
CONSUMER PRODUCTS - 0.3%
Newell Rubbermaid, Inc., 6.75% - 2012                                300,000             341,041
                                                                                      ----------
                                                                                         341,041
                                                                                      ----------
DIVERSIFIED MANUFACTURING - 1.7%
General Electric Company, 5.00% - 2013                               300,000             308,532
Hutchison Whampoa International, Ltd., 5.45% - 2010 (1)              650,000             664,217
Tyco International Group, 7.00% - 2028                               350,000             394,878
United Technologies Corporation, 6.35% - 2011                        300,000             332,973
                                                                                      ----------
                                                                                       1,700,600
                                                                                      ----------

                                                                  PRINCIPAL             MARKET
                                                                    AMOUNT               VALUE
                                                                    ------               -----
CORPORATE BONDS - (CONTINUED)
ELECTRIC - 1.3%
Arizona Public Service Company, 6.375% - 2011                     $  300,000          $  328,479
Calpine Corporation, 8.75% - 2007                                     25,000              19,813
Cincinnati Gas & Electric Company, 5.70% - 2012                      300,000             317,265
National Rural Utilities, 5.50% - 2005                               300,000             302,671
Oncor Electric Delivery Company, 6.375% - 2015                       300,000             331,057
                                                                                      ----------
                                                                                       1,299,285
                                                                                      ----------
ENERGY - INDEPENDENT - 0.7%
Devon Financing Corporation, ULC, 6.875% - 2011                      300,000             338,480
Pancanadian Petroleum, 6.30% - 2011                                  350,000             382,932
                                                                                      ----------
                                                                                         721,412
                                                                                      ----------
ENERGY - INTEGRATED - 0.4%
Conoco, Inc., 6.95% - 2029                                           350,000             403,833
                                                                                      ----------
                                                                                         403,833
                                                                                      ----------
ENTERTAINMENT - 1.2%
Liberty Media Corporation, 7.875% - 2009                             350,000             390,684
Time Warner, Inc., 6.875% - 2018                                     350,000             382,437
Viacom, Inc., 5.625% - 2007                                          400,000             423,114
                                                                                      ----------
                                                                                       1,196,235
                                                                                      ----------
FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 0.7%
Countrywide Capital, 8.00% - 2026                                    300,000             323,169
SLM Corporation, 5.05% - 2014                                        325,000             325,113
                                                                                      ----------
                                                                                         648,282
                                                                                      ----------
FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 1.7%
CIT Group, Inc., 7.625% - 2005                                       150,000             156,495
Core Investment Grade Trust, 4.727% - 2007                         1,100,000           1,137,015
General Electric Capital Corporation, 5.875% - 2012                  300,000             325,658
                                                                                      ----------
                                                                                       1,619,168
                                                                                      ----------
FOOD & BEVERAGE - 0.3%
Fosters Brewing Group, 6.875% - 2011 (1)                             300,000             338,604
                                                                                      ----------
                                                                                         338,604
                                                                                      ----------
GAMING - 0.2%
Park Place Entertainment, 7.875% - 2005                              175,000             184,188
                                                                                      ----------
                                                                                         184,188
                                                                                      ----------
HEALTH CARE - 0.3%
Anthem, Inc., 6.80% - 2012                                           300,000             338,160
                                                                                      ----------
                                                                                         338,160
                                                                                      ----------
INDUSTRIAL - OTHER - 0.4%
Eaton Corporation, 5.75% - 2012                                      325,000             349,971
                                                                                      ----------
                                                                                         349,971
                                                                                      ----------
INSURANCE - LIFE - 0.1%
Transamerica Capital II, 7.65% - 2026 (1)                            100,000             110,367
                                                                                      ----------
                                                                                         110,367
                                                                                      ----------
INSURANCE - PROPERTY & CASUALTY - 0.5%
Nationwide Mutual Insurance Company, 8.25% - 2031 (1)                400,000             495,884
                                                                                      ----------
                                                                                         495,884
                                                                                      ----------


                                                                   PRINCIPAL            MARKET
                                                                    AMOUNT               VALUE
                                                                   ---------            -------
CORPORATE BONDS - (CONTINUED)
MEDIA - CABLE - 1.9%
Comcast Corporation, 5.30% - 2014                                  $ 325,000          $  325,704
Cox Communications, Inc., 6.40% - 2008                               300,000             315,005
Cox Enterprises, Inc., 4.375% - 2008 (1)                             300,000             292,933
Jones Intercable, Inc., 7.625% - 2008                                275,000             305,390
Lenfest Communications, Inc., 10.50% - 2006                          250,000             278,066
Time Warner Entertainment, 7.25% - 2008                              300,000             332,969
                                                                                      ----------
                                                                                       1,850,067
                                                                                      ----------
MEDIA - NON-CABLE - 1.0%
Clear Channel Communications, Inc., 4.625% - 2008                    300,000             305,505
Thompson Corporation, 4.75% - 2010                                   650,000             667,282
                                                                                      ----------
                                                                                         972,787
                                                                                      ----------
OIL FIELD SERVICES - 0.4%
Transocean Offshore, Inc., 8.00% - 2027                              300,000             367,600
                                                                                      ----------
                                                                                         367,600
                                                                                      ----------
PHARMACEUTICALS - 0.4%
Eli Lilly & Company, 7.125% - 2025                                   300,000             362,369
                                                                                      ----------
                                                                                         362,369
                                                                                      ----------
PIPELINES - 1.4%
Consolidated Natural Gas Company, 6.625% - 2013                      350,000             392,465
Duke Energy Field Services Corporation, 7.50% - 2005                 300,000             311,732
Express Pipeline LP, 6.47% - 2011 (1)                                286,933             301,489
Kinder Morgan Energy, 7.50% - 2010                                   300,000             344,843
                                                                                      ----------
                                                                                       1,350,529
                                                                                      ----------
RAILROADS - 0.8%
Canadian National Railway Company, 6.250% - 2034                     700,000             738,091
                                                                                      ----------
                                                                                         738,091
                                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Reckson Operating Partnership, 5.15% - 2011                          700,000             699,976
                                                                                      ----------
                                                                                         699,976
                                                                                      ----------
RETAILERS - 0.8%
May Department Stores Company, 3.95% - 2007 (1)                      350,000             352,725
Tandy Corporation, 6.95% - 2007                                      400,000             437,328
                                                                                      ----------
                                                                                         790,053
                                                                                      ----------
SERVICES - 0.5%
American Eco Corporation, 9.625% - 2008 * (4, 5)                      25,000                   -
Erac USA Finance Company, 7.35% - 2008 (1)                           350,000             391,672
MasTec, Inc., 7.75% - 2008                                           150,000             136,125
                                                                                      ----------
                                                                                         527,797
                                                                                      ----------
SUPERMARKETS - 0.4%
Safeway, Inc., 6.50% - 2008                                          400,000             433,853
                                                                                      ----------
                                                                                         433,853
                                                                                      ----------
TECHNOLOGY - 0.7%
Pitney Bowes, Inc., 5.875% - 2006                                    350,000             366,306
Science Applications International Corporation,
     7.125% - 2032                                                   300,000             348,236
                                                                                      ----------
                                                                                         714,542
                                                                                      ----------


                                                                  PRINCIPAL            MARKET
                                                                   AMOUNT               VALUE
                                                                  ---------            ------
CORPORATE BONDS - (CONTINUED)
TELECOMMUNICATIONS - WIRELESS - 0.6%
American Movil SA de CV, 5.50% - 2014 (1)                         $  250,000         $   241,621
Vodafone Group plc, 7.625% - 2005                                    350,000             356,803
                                                                                     -----------
                                                                                         598,424
                                                                                     -----------
TELECOMMUNICATIONS - WIRELINES - 0.6%
GTE Corporation, 7.51% - 2009                                        500,000             567,503
                                                                                     -----------
                                                                                         567,503
                                                                                     -----------
TRANSPORTATION SERVICES - 1.1%
Erac USA Finance Company, 6.70% - 2034 (1)                         1,000,000           1,057,011
                                                                                     -----------
                                                                                       1,057,011
                                                                                     -----------
TOTAL CORPORATE BONDS
     (cost $28,378,450)                                                               29,757,714
                                                                                     -----------
MORTGAGE BACKED SECURITIES - 41.0%
U.S. GOVERNMENT SPONSORED AGENCIES - 36.4%
Federal Home Loan Mortgage Corporation:
     FG #E01488, 5.00% - 2018                                      1,710,116           1,740,533
     FG #E01538, 5.00% - 2018                                      1,770,045           1,801,528
     #C44050, 7.00% - 2030                                            52,679              55,927
     #C01172, 6.50% - 2031                                            93,743              98,440
     #C01210, 6.50% - 2031                                            99,869             104,847
     #C50964, 6.50% - 2031                                            92,826              97,477
     #C50967, 6.50% - 2031                                            38,450              40,367
     #C01277, 7.00% - 2031                                           179,895             190,880
     #C01292, 6.00% - 2032                                           347,858             359,946
     #C62801, 6.00% - 2032                                           218,722             226,323
     #C01287, 6.50% - 2032                                           261,125             274,210
     #C76358, 5.00% - 2033                                         1,599,825           1,590,502
     #C78238, 5.50% - 2033                                         1,598,420           1,623,806
     #A16943, 6.00% - 2033                                         1,687,623           1,745,556
     #A17903, 6.00% - 2034                                         1,651,739           1,707,913

Federal National Mortgage Association:
     #254473, 5.50% - 2017                                         2,006,451           2,078,248
     FNCI #720714, 4.50% - 2018                                    1,726,984           1,726,002
     FNCI #750465, 5.00% - 2018                                    1,796,628           1,829,145
     #780952, 4.00% - 2019                                         2,052,664           2,003,006
     FNR 1990-108 G CMO, 7.00% - 2020                                 84,479              88,663
     #252806, 7.50% - 2029                                            68,784              73,747
     #252874, 7.50% - 2029                                            62,963              67,506
     #535277, 7.00% - 2030                                            63,024              66,853
     #190307, 8.00% - 2030                                            38,426              41,805
     #253356, 8.00% - 2030                                            48,192              52,430
     #541735, 8.00% - 2030                                            39,444              42,913
     #585348, 6.50% - 2031                                            76,832              80,658
     #254477, 5.50% - 2032                                           782,143             793,471
     #254198, 6.00% - 2032                                           499,969             517,905
     #254377, 6.00% - 2032                                           683,770             708,550
     #666750, 6.00% - 2032                                           732,455             758,730
     #254346, 6.50% - 2032                                           278,057             291,906
     #545691, 6.50% - 2032                                           374,345             392,989
     #659790, 6.50% - 2032                                           318,294             334,103
     #640008, 7.00% - 2032                                           206,839             219,405
     #702879, 5.00% - 2033                                         1,757,249           1,743,253
     #709805, 5.00% - 2033                                         1,445,013           1,433,504
     #688328, 5.50% - 2033                                         1,361,269           1,382,277

                                                                  PRINCIPAL             MARKET
                                                                   AMOUNT               VALUE
                                                                  ---------             ------
MORTGAGE BACKED SECURITIES - (CONTINUED)
Federal National Mortgage Association (continued):
     #689108, 5.50% - 2033                                        $  781,282         $   793,875
     #709748, 5.50% - 2033                                         1,654,477           1,681,145
     #713971, 5.50% - 2033                                         1,511,332           1,534,656
     #754903, 5.50% - 2033                                         1,573,008           1,592,283
     #725033, 6.00% - 2034                                         1,548,135           1,604,117
                                                                                     -----------
                                                                                      35,591,400
                                                                                     -----------
U.S. GOVERNMENT SPONSORED SECURITIES - 2.7%
Government National Mortgage Association:
     #313107, 7.00% - 2022                                           144,257             153,797
     #328618, 7.00% - 2022                                            21,486              22,907
     #352022, 7.00% - 2023                                            73,392              78,245
     #369303, 7.00% - 2023                                            67,620              72,092
     #347017, 7.00% - 2024                                            67,504              71,968
     #371006, 7.00% - 2024                                            38,207              40,734
     #371012, 7.00% - 2024                                            52,739              56,227
     #365608, 7.50% - 2024                                           498,226             519,974
     #780454, 7.00% - 2026                                            93,694              99,890
     #464356, 6.50% - 2028                                            94,715             100,007
     #462680, 7.00% - 2028                                            67,642              72,115
     #518436, 7.25% - 2029                                            52,612              56,363
     #491492, 7.50% - 2029                                            85,992              92,608
     #510704, 7.50% - 2029                                            84,583              91,090
     #781079, 7.50% - 2029                                            38,649              41,622
     #479229, 8.00% - 2030                                            24,939              27,218
     #479232, 8.00% - 2030                                            37,694              41,138
     #508342, 8.00% - 2030                                            84,028              91,707
     #538285, 6.50% - 2031                                           115,238             121,676
     #564472, 6.50% - 2031                                           237,725             251,110
     #552324, 6.50% - 2032                                           195,473             206,394
     II #1260, 7.00% - 2023                                           15,527              16,516
     II #1849, 8.50% - 2024                                            9,327              10,205
     II #2320, 7.00% - 2026                                           37,580              39,972
     II #2270, 8.00% - 2026                                           29,210              31,725
     II #2445, 8.00% - 2027                                           35,490              38,545
     II #2689, 6.50% - 2028                                           47,778              50,357
     II #2616, 7.00% - 2028                                           46,557              49,520
     II #2909, 8.00% - 2030                                           43,451              47,192
                                                                                     -----------
                                                                                       2,592,914
                                                                                     -----------
NON-AGENCY SECURITIES - 1.9%
Chase Commercial Mortgage Securities Corporation:
     1997-1 B, 7.37% - 2007 CMO                                    1,500,000           1,638,629
     1998-1 B, 6.56% - 2008 CMO                                      225,000             246,965
Global Rate Eligible Asset Trust 1998-A, 7.33% - 2006(5)              41,800                   -
                                                                                     -----------
                                                                                       1,885,594
                                                                                     -----------
TOTAL MORTGAGE BACKED SECURITIES
     (cost $39,647,306)                                                               40,069,908
                                                                                     -----------
U.S. SPONSORED AGENCY BONDS & NOTES - 16.8%
Federal Farm Credit Bank,
     5.45% - 2013                                                  1,000,000           1,068,224
Federal Home Loan Bank:
     2.50% - 2006                                                  1,000,000             998,631
     6.375% - 2006                                                   800,000             851,684
     5.20% - 2008                                                  1,000,000           1,001,936

                                                                PRINCIPAL            MARKET
                                                                 AMOUNT               VALUE
                                                                ---------            ------
U.S. SPONSORED AGENCY BONDS & NOTES - (CONTINUED)
Federal Home Loan Mortgage Corporation:
     2.850% - 2007                                           $     2,000,000     $     1,983,806
     6.625% - 2009                                                 1,000,000           1,128,014

Federal National Mortgage Association:
     7.49% - 2005                                                    285,000             291,607
     7.65% - 2005                                                    250,000             256,349
     7.875% - 2005                                                   500,000             512,012
     3.00% - 2006 (2)                                              1,800,000           1,810,408
     6.00% - 2008                                                    400,000             435,050
     6.375% - 2009                                                 1,500,000           1,670,231
     6.625% - 2009                                                 1,000,000           1,126,610
     5.50% - 2011                                                  1,000,000           1,076,617
     7.125% - 2030                                                 1,000,000           1,231,975
     6.625% - 2030                                                   250,000             291,424

Financing Corporation,
     9.65% - 2018                                                    500,000             733,629
                                                                                 ---------------
                                                                                      16,468,207
                                                                                 ---------------

TOTAL U.S. SPONSORED AGENCY BONDS & NOTES
     (cost $15,418,571)                                                               16,468,207
                                                                                 ---------------

U.S. GOVERNMENT SECURITIES - 10.2%
U.S. Treasury Bond,
     5.375% - 2031                                                 1,000,000           1,071,250

U.S. Treasury Notes:
     2.75% - 2006                                                  3,500,000           3,513,125
     4.375% - 2006                                                 1,000,000           1,034,570
     4.625% - 2006                                                 1,500,000           1,559,825
     6.25% - 2007                                                  1,500,000           1,621,054
     6.50% - 2010                                                  1,000,000           1,147,422
                                                                                 ---------------
                                                                                       9,947,246
                                                                                 ---------------
TOTAL U.S. GOVERNMENT SECURITIES
     (cost $9,639,656)                                                                 9,947,246
                                                                                 ---------------
REPURCHASE AGREEMENT - 0.8%
United Missouri Bank, 1.35%, dated 9-30-04, matures
     10-01-04; repurchase amount of $826,031
     (Collateralized by U.S. Treasury Note, 10-31-04
     with a value of $842,639)                                       826,000             826,000
                                                                                 ---------------
TOTAL REPURCHASE AGREEMENT
     (cost $826,000)                                                                     826,000
                                                                                 ---------------
TOTAL INVESTMENTS - 99.2%
     (cost $93,909,983)                                                               97,069,075
CASH AND OTHER ASSETS, LESS LIABILITIES - 0.8%                                           752,634
                                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                                        $    97,821,709
                                                                                 ===============

For federal income tax purposes the identified cost of investments owned at September 30, 2004 was $95,334,782. For federal income tax purposes, the net unrealized appreciation on investments amounted to $1,734,293, which consisted of $2,213,417 of aggregate gross unrealized appreciation, and $479,124 of aggregate gross unrealized depreciation.

*Non-income producing security.

CMO (Collateralized Mortgage Obligation)

plc (public limited company)

(1) Security is a 144A series. The total market value of 144A securities is $5,111,620 (cost $4,846,457), or 5.2% of total net assets.

(2) Security is a step bond. Rate indicated is rate effective at September 30, 2004.

(3) Variable rate security. Rate indicated is rate effective September 30, 2004.

(4)   Security is in default due to bankruptcy.

(5) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $0, or 0.0% or net assets.

Please refer to the Fund's most recent semi-annual or annual financial statement for information regarding the Fund's policy regarding valuation of investments and other significant accounting policies.

                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
                    SECURITY INCOME FUND - HIGH YIELD SERIES

                                                                 PRINCIPAL
                                                                 AMOUNT OR
                                                                   NUMBER              MARKET
                                                                 OF SHARES              VALUE
                                                                 ---------             -------
CONVERTIBLE BONDS - 7.1%
AIRLINES - 1.7%
Continental Airlines, Inc., 4.50% - 2007                           $ 950,000          $  674,500
                                                                                      ----------
                                                                                         674,500
                                                                                      ----------
AUTOMOTIVE - 0.8%
Sonic Automotive, Inc., 5.25% - 2009                               $ 350,000             341,687
                                                                                      ----------
                                                                                         341,687
                                                                                      ----------
ELECTRIC - 2.3%
AES Corporation, 4.50% - 2005                                      $ 950,000             951,188
                                                                                      ----------
                                                                                         951,188
                                                                                      ----------
MACHINERY - 0.9%
United Rentals, 1.875% - 2023                                      $ 375,000             344,531
                                                                                      ----------
                                                                                         344,531
                                                                                      ----------
MEDIA - CABLE - 0.8%
Mediacom Communications Corporation, 5.25% - 2006                  $ 325,000             316,062
                                                                                      ----------
                                                                                         316,062
                                                                                      ----------
TELECOMMUNICATIONS - WIRELESS - 0.6%
Nextel Communications, Inc., 5.25% - 2010                          $ 250,000             249,063
                                                                                      ----------
                                                                                         249,063
                                                                                      ----------
TOTAL CONVERTIBLE BONDS
     (cost $2,908,513)                                                                 2,877,031
                                                                                      ----------
PREFERRED STOCKS - 0.5%
PUBLISHING - 0.5%
Primedia, Inc. (Cl.D)                                                  2,100             194,250
                                                                                      ----------
TOTAL PREFERRED STOCKS
     (cost $129,862)                                                                     194,250
                                                                                      ----------
COMMON STOCKS - 3.2%
HEALTH CARE FACILITIES - 1.4%
Service Corporation International*                                    93,947             583,411
                                                                                      ----------
                                                                                         583,411
                                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS - 1.1%
Bimini Mortgage Management, Inc.*                                     10,400             163,904
HomeBanc Corporation*                                                 32,700             294,300
                                                                                      ----------
                                                                                         458,204
                                                                                      ----------
WIRELESS TELECOMMUNICATION SERVICES - 0.7%
Nextel Communications, Inc.*                                          11,000             262,240
                                                                                      ----------
                                                                                         262,240
                                                                                      ----------
TOTAL COMMON STOCKS
     (cost $1,336,386)                                                                 1,303,855
                                                                                      ----------

                                                                 PRINCIPAL              MARKET
                                                                   AMOUNT               VALUE
                                                                 ---------             -------
CORPORATE BONDS - 83.9%
AEROSPACE & DEFENSE - 2.5%

BE Aerospace, Inc., 8.875% - 2011                                  $ 375,000          $  379,687
Esterline Technologies Corporation, 7.75% - 2013                     350,000             374,500
L-3 Communications Corporation, 8.00% - 2008                         125,000             128,750
Sequa Corporation, 9.00% - 2009                                      125,000             137,500
                                                                                      ----------
                                                                                       1,020,437
                                                                                      ----------
AIRLINES - 0.9%
Delta Air Lines, Inc., 7.70% - 2005                                  650,000             282,750
Pegasus Aviation Lease Securitizations, 8.42% - 2030 (5)             244,615                   -
United Air Lines, Inc., 7.73% - 2010                                 100,000              81,313
                                                                                      ----------
                                                                                         364,063
                                                                                      ----------
AUTOMOTIVE - 2.8%
Adesa, Inc., 7.625% - 2012                                           250,000             257,500
Allied Holdings, Inc., 8.625% - 2007                                 225,000             175,500
Goodyear Tire & Rubber Company, 7.857% - 2011                        375,000             353,437
Group 1 Automotive, Inc., 8.25% - 2013                               100,000             105,500
Lear Corporation, 7.96% - 2005                                        85,000              87,652
TRW Automotive, Inc., 9.375% - 2013                                  134,000             153,095
                                                                                      ----------
                                                                                       1,132,684
                                                                                      ----------
BANKING - 0.6%
E*Trade Financial Corporation, 8.00% - 2011 (4)                      200,000             208,000
FCB/NC Capital Trust I, 8.05% - 2028                                  50,000              50,730
                                                                                      ----------
                                                                                         258,730
                                                                                      ----------
BASIC INDUSTRY - OTHER - 0.3%
Coleman Cable, Inc., 9.875% - 2012 (4)                               100,000             101,625
                                                                                      ----------
                                                                                         101,625
                                                                                      ----------
BUILDING MATERIALS - 2.6%
Building Materials Corporation:
     7.75% - 2005                                                    209,000             212,657
     8.00% - 2007                                                    450,000             461,250
     8.00% - 2008                                                    175,000             179,812
THL Buildco (Nortek Inc), 8.50% - 2014 (4)                           200,000             209,500
                                                                                      ----------
                                                                                       1,063,219
                                                                                      ----------
CHEMICALS - 1.5%
Airgas, Inc., 6.25% - 2014                                           100,000             100,000
ISP Holdings, Inc., 10.625% - 2009                                   200,000             220,000
United Agri Products, 8.25% - 2011 (4)                               250,000             270,000
                                                                                      ----------
                                                                                         590,000
                                                                                      ----------
CONSTRUCTION MACHINERY - 3.4%
Case New Holland, Inc., 9.25%- 2011 (4)                              350,000             392,000
Navistar International Corporation, 7.50% - 2011                     250,000             266,875
Shaw Group, Inc., 10.75% - 2010                                      700,000             735,000
                                                                                      ----------
                                                                                       1,393,875
                                                                                      ----------
CONSUMER PRODUCTS - 1.0%
Sealy Mattress Company, 8.25% - 2014                                 250,000             251,875
WH Holdings/ WH Capital, 9.50% 2011                                  150,000             162,375
                                                                                      ----------
                                                                                         414,250
                                                                                      ----------

                                                                  PRINCIPAL             MARKET
                                                                   AMOUNT                VALUE
                                                                  ---------             -------
CORPORATE BONDS (CONTINUED)
ELECTRIC - 4.2%
CMS Energy Corporation, 7.50% - 2009                              $  175,000           $ 183,313
Calpine Corporation:
     8.75% - 2007                                                    125,000              99,063
     8.50% - 2011                                                    400,000             256,000

East Coast Power LLC:
     6.737% - 2008                                                    31,130              31,687
     7.066% - 2012                                                    56,347              57,746
Edison Mission Energy, 10.00% - 2008                                 450,000             526,500
NRG Energy, Inc., 8.00% - 2013(4)                                    250,000             267,813
PG&E Corporation, 6.875% - 2008                                      250,000             270,625
                                                                                       ---------
                                                                                       1,692,747
                                                                                       ---------
ENERGY - INDEPENDENT - 4.7%
Arch Western Finance, 6.75% - 2013(4)                                300,000             322,500
Chesapeake Energy Corporation, 8.375% - 2008                         425,000             463,250
El Paso Production Holding Company, 7.75% - 2013                     250,000             250,625
Houston Exploration, 7.00% - 2013                                     50,000              52,375
Magnum Hunter Resources, Inc., 9.60% - 2012                           82,000              92,660
Range Resources Corporation, 7.375% - 2013                           175,000             183,750
TransMontaigne, Inc., 9.125% - 2010                                  500,000             561,250
                                                                                       ---------
                                                                                       1,926,410
                                                                                       ---------
ENERGY - INTEGRATED - 0.4%
Petrobras International Finance Company:
     9.00% - 2008(1)                                                  75,000              87,375
     9.125% - 2013                                                    75,000              81,938
                                                                                       ---------
                                                                                         169,313
                                                                                       ---------
ENTERTAINMENT - 3.2%
Blockbuster, Inc., 9.00% - 2012(4)                                   200,000             207,500
Cinemark USA, Inc., 9.00% - 2013                                     350,000             391,125
Marquee Holdings, Inc., 0.00% - 2014(1, 4)                           750,000             444,375
Speedway Motorsports, Inc., 6.75% - 2013                             250,000             260,625
                                                                                       ---------
                                                                                       1,303,625
                                                                                       ---------
ENVIRONMENTAL - 2.1%
Allied Waste North America:
     8.875% - 2008                                                   150,000             162,750
     6.50% - 2010                                                    500,000             495,000
Casella Waste Systems, Inc., 9.75% - 2013                            100,000             109,000
Great Lakes Dredge & Dock Company, 7.75% - 2013                      100,000              86,500
                                                                                       ---------
                                                                                         853,250
                                                                                       ---------
FOOD & BEVERAGE - 5.6%
Canandaigua Brands, Inc., 8.625% - 2006                              241,000             260,280
Dean Foods Company, 8.15% - 2007                                     650,000             706,875
Dole Foods Company, Inc.:
     7.25% - 2010                                                    350,000             361,375
     8.875% - 2011                                                    50,000              54,375
Land O' Lakes, Inc., 8.75% - 2011                                    725,000             677,875
Pinnacle Foods Holding, Inc., 8.25% - 2013(4)                        250,000             235,625
                                                                                       ---------
                                                                                       2,296,405
                                                                                       ---------
GAMING - 5.6%
American Casino & Entertainment, 7.85% - 2012(4)                     200,000             210,000
Harrah's Operating Company, Inc., 7.875% - 2005                      525,000             554,531

                                                                  PRINCIPAL             MARKET
                                                                    AMOUNT               VALUE
                                                                  ---------             -------
CORPORATE BONDS (CONTINUED)
GAMING (CONTINUED)
MGM Grand, Inc., 6.95% - 2005                                      $ 125,000          $  126,563
MGM Mirage, Inc., 6.75% - 2012(4)                                    375,000             388,125
Mandalay Resort Group, 6.50% - 2009                                  200,000             207,500
Mirage Resorts, Inc., 6.625% - 2005                                  125,000             127,500
Mohegan Tribal Gaming, 6.375% - 2009                                 250,000             259,375
Park Place Entertainment, 7.875% - 2005                              175,000             184,188
Station Casinos, Inc., 6.00% - 2012                                  200,000             205,000
                                                                                      ----------
                                                                                       2,262,782
                                                                                      ----------

HEALTH CARE - 3.7%
Alderwoods Group, Inc., 7.75% - 2012(4)                              100,000             105,750
Fisher Scientific International, Inc., 8.00% - 2013                  500,000             560,000
Healthsouth Corporation, 8.50% - 2008                                225,000             228,375
Inverness Medical Innovations, Inc., 8.75% - 2012(4)                 250,000             251,250
Rural/Metro Corporation, 7.875% - 2008                               100,000              94,000
Stewart Enterprises, Inc., 10.75% - 2008                             250,000             276,250
                                                                                       ---------
                                                                                       1,515,625
                                                                                       ---------
HIGH YIELD MARKET INDEX - 3.8%
Dow Jones CDX HY, 6.375% - 2009(4)                                 1,500,000           1,530,000
                                                                                       ---------
                                                                                       1,530,000
                                                                                       ---------
INDUSTRIAL - OTHER - 1.8%
Corrections Corporation of America, 7.50% - 2011                      50,000              52,813
Iron Mountain, Inc.:
     8.25% - 2011                                                    250,000             261,000
     7.75% - 2015                                                     25,000              26,500
Usec, Inc., 6.625% - 2006                                            400,000             408,000
                                                                                       ---------
                                                                                         748,313
                                                                                       ---------
INSURANCE - LIFE - 0.2%
Genamerica Capital, Inc., 8.525% - 2027(4)                            75,000              86,854
                                                                                       ---------
                                                                                          86,854
                                                                                       ---------
LODGING - 0.9%
Starwood Hotels & Resorts, 7.375% - 2007                             150,000             161,625
Sun International Hotels, 8.875% - 2011                              200,000             219,250
                                                                                       ---------
                                                                                         380,875
                                                                                       ---------
MEDIA - CABLE - 3.0%
Cablevision Systems Corporation, 5.67% - 2009(2, 4)                  500,000             520,000
Charter Communications Holdings, Inc., LLC:
     8.625% - 2009                                                   100,000              77,750
     11.125% - 2011                                                  200,000             162,000
CSC Holdings, Inc.:
     7.25% - 2008                                                    125,000             130,000
     6.75% - 2012(4)                                                 175,000             175,437
Shaw Communications, Inc., 7.25% - 2011                              125,000             135,937
                                                                                       ---------
                                                                                       1,201,124
                                                                                       ---------
MEDIA - NON-CABLE - 3.0%
American Media Operations, Inc., 8.875% - 2011                        20,000              20,750
Entercom Radio Capital, 7.625% - 3/1/2014                             75,000              80,625
Intelsat, Ltd., 7.625% - 2012                                        750,000             676,875

                                                                 PRINCIPAL             MARKET
                                                                   AMOUNT               VALUE
                                                                 ---------             -------
CORPORATE BONDS (CONTINUED)
MEDIA - NON-CABLE (CONTINUED)
RH Donnelley Finance Corporation:

     8.875% - 2010                                               $ 200,000            $  226,000
     10.875% - 2012                                                125,000               151,562
USA Networks, Inc., 6.75% - 2005                                    75,000                77,375
                                                                                      ----------
                                                                                       1,233,187
                                                                                      ----------
METALS & MINING - 2.1%
AK Steel Corporation, 7.875% - 2009                                775,000               769,187
Asarco, Inc., 7.875% - 2013                                        100,000                86,000
Bulong Operations, 12.50% - 2008(3)                                 75,000                     -
                                                                                      ----------
                                                                                         855,187
                                                                                      ----------
NATURAL GAS PIPELINES - 2.9%
GulfTerra Energy Partners, 6.25% - 2010                            575,000               635,375

Northwest Pipelines Corporation, 8.125% - 2010                       100,000             112,125
Sonat, Inc., 7.625% - 2011                                           450,000             443,250
                                                                                       ---------
                                                                                       1,190,750
                                                                                       ---------
OIL FIELD SERVICES - 4.8%
BRL Universal Equipment, 8.875% - 2008                               525,000             559,125
GulfMark Offshore, Inc., 7.75% - 2014(4)                             100,000             101,250
Hanover Compressor Company, 9.00% - 2014                             100,000             109,750
Key Energy Services, Inc., 8.375% - 2008                             200,000             211,000
North America Energy Partner, 8.75% - 2011(4)                        150,000             146,250
Parker Drilling Company, 6.54% - 2010(2, 4)                          325,000             325,813
Petroleum Geo-Services:
     8.00% - 2006                                                    150,000             153,375
     10.00% - 2010                                                   300,000             339,750
                                                                                       ---------
                                                                                       1,946,313
                                                                                       ---------
PACKAGING - 4.4%
Ball Corporation, 6.875% - 2012                                      500,000             532,500
Owens-Brockway Class Containers, 7.75% - 2011                         50,000              53,250
Owens-Illinois, Inc., 8.10% - 2007                                   675,000             708,750
Solo Cup Company, 8.50% - 2014                                       500,000             492,500
                                                                                       ---------
                                                                                       1,787,000
                                                                                       ---------
PAPER - 1.5%
Appleton Papers, Inc., 8.125% - 2011(4)                              200,000             206,000
Sino-Forest Corporation, 9.125% - 2011(4)                            375,000             385,312
                                                                                       ---------
                                                                                         591,312
                                                                                       ---------
PHARMACEUTICALS - 0.8%
AmerisourceBergen Corporation, 8.125% - 2008                         200,000             222,000
Bergen Brunswig Corporation, 7.25% - 2005                            115,000             117,875
                                                                                       ---------
                                                                                         339,875
                                                                                       ---------
REFINING - 0.7%
Crown Central Petroleum Corporation, 10.875% - 2005                  140,000              98,700
Frontier Oil Corporation, 6.625% - 2011(4)                           200,000             202,500
                                                                                       ---------
                                                                                         301,200
                                                                                       ---------
RETAILERS - 0.0%
Ames Department Stores, Inc., 10.00% - 2006(3, 5)                    200,000                   -
                                                                                       ---------
                                                                                               -
                                                                                       ---------

                                                                 PRINCIPAL             MARKET
                                                                   AMOUNT               VALUE
                                                                 ---------             ------
CORPORATE BONDS (CONTINUED)
SERVICES - 0.5%
American Eco Corporation, 9.625% - 2008(3, 5)                    $   125,000          $        -
MasTec, Inc., 7.75% - 2008                                           225,000             204,188
                                                                                      ----------
                                                                                         204,188
                                                                                      ----------
SUPERMARKETS - 0.5%
Fleming Companies, Inc., 9.875% - 2012(3)                            100,000                 250
Roundy's, Inc., 8.875% - 2012                                        200,000             215,500
                                                                                      ----------
                                                                                         215,750
                                                                                      ----------
TELECOMMUNICATIONS - WIRELESS - 2.3%
Telemig Cel/Amazonia Cel, 8.75% - 2009(4)                            500,000             497,500
Ubiquitel Operating Company, 9.875% - 2011(4)                        400,000             416,500
                                                                                      ----------
                                                                                         914,000
                                                                                      ----------
TELECOMMUNICATIONS - WIRELINES - 3.5%
Exodus Communications, Inc., 11.625% - 2010(5)                       148,316                  -
LCI International, Inc., 7.25% - 2007                              1,475,000           1,338,562
Qwest Corporation, 7.875% - 2011(4)                                  100,000             103,750
                                                                                      ----------

                                                                                       1,442,312
                                                                                    ------------
TEXTILE - 0.7%
Invista, 9.25% - 2012(4)                                             250,000             266,875
                                                                                    ------------
                                                                                         266,875
                                                                                    ------------
TOBACCO - 0.1%
Dimon, Inc., 7.75% - 2013                                             50,000              48,750
                                                                                    ------------
                                                                                          48,750
                                                                                    ------------
TRANSPORTATION SERVICES - 1.3%
Overseas Shipholding Group, Inc., 8.25% - 2013                       100,000             110,500
Stena AB:
     9.625% - 2012                                                    75,000              83,719
     7.50% - 2013                                                    250,000             250,313
Teekay Shipping Corporation, 8.32% - 2008                             80,000              82,500
                                                                                    ------------
                                                                                         527,032
                                                                                    ------------
TOTAL CORPORATE BONDS
     (cost $34,122,161)                                                               34,169,937
                                                                                    ------------
REPURCHASE AGREEMENT - 1.9%
United Missouri Bank, 1.35%, dated 9-30-04, matures
     10-01-04;repurchase amount of $776,029
     (Collateralized by U.S. Treasury Note, 2.125%,
     10-31-04 with a value of $792,181)                              776,000             776,000
                                                                                    ------------
TOTAL REPURCHASE AGREEMENT
     (cost $776,000)                                                                     776,000
                                                                                    ------------
TOTAL INVESTMENTS - 96.6%
     (cost $39,272,922)                                                               39,321,073
CASH & OTHER ASSETS, LESS LIABILITIES - 3.4%                                           1,390,631
                                                                                    ------------
TOTAL NET ASSETS - 100.0%                                                           $ 40,711,704
                                                                                    ============

For federal income tax purposes the identified cost of investments owned at September 30, 2004 was $39,143,171. For federal income tax purposes, the net unrealized depreciation on investments amounted to $177,902, which consisted of $1,411,654 of aggregate gross unrealized appreciation, and $1,589,556 of aggregate gross unrealized depreciation.

*   Non-income producing security

(1) Security is a step bond. Rate indicated is rate effective at September 30, 2004.

(2) Variable rate security. Rate indicated is rate effective at September 30, 2004.

(3) Security is in default due to bankruptcy.

(4) Security is a 144A Series. The total market value of 144A securities is $8,578,104 (cost $8,347,921), or 21.1% of total net assets.

(5) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $0, or 0.0% or total net assets.

Please refer to the Fund's most recent semi-annual or annual financial statement for information regarding the Fund's policy regarding valuation of investments and other significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)
                SECURITY INCOME FUND - INCOME OPPORTUNITY SERIES

                                                                                       PRINCIPAL            MARKET
                                                                                        AMOUNT               VALUE
                                                                                       ---------            ------
SENIOR FLOATING RATE INTERESTS(2) - 90.5%
AEROSPACE & DEFENSE - 1.7%
Titan Corporation, Term Loan B, 4.40%, 06-30-2009                                       $  997,455         $ 1,000,988
                                                                                                           -----------
                                                                                                             1,000,988
                                                                                                           -----------
AUTOMOTIVE - 1.5%
NFIL Holdings Corporation:
     Term Loan, 4.08%, 02-27-2010                                                          190,476             192,619
     Term Loan B, 4.59%, 02-27-2010                                                        682,143             689,817
                                                                                                           -----------
                                                                                                               882,436
                                                                                                           -----------
BROADCAST RADIO & TELEVISION - 1.7%
Panamsat Corporation, Term Loan, 4.56%, 08-20-2011                                       1,000,000           1,000,250
                                                                                                           -----------
                                                                                                             1,000,250
                                                                                                           -----------
BUILDING & DEVELOPMENT - 6.7%
Adams Outdoor Advertising, LP, Term Loan, 3.88%, 10-15-2011                              1,000,000           1,011,250
Builders First Source, Term Loan, 4.59%, 02-25-2010                                        995,000             999,975
CB Richard Ellis Services, Term Loan C, 4.47%, 03-31-2010                                  940,334             946,799
PGT Industries, Term Loan, 7.92%, 07-29-2010                                             1,000,000           1,005,000
                                                                                                           -----------
                                                                                                             3,963,024
                                                                                                           -----------
CABLE TELEVISION - 6.7%
Cablecom:
     Term Loan B, 5.13%, 04-15-2012                                                        500,000             498,750
     Term Loan C, 5.48%, 04-15-2013                                                        500,000             498,750
Century Cable, Term Loan, 6.75%, 06-30-2009                                              1,000,000             985,179
Charter Operating, Term Loan, 4.67%, 04-27-2010                                          1,000,000             981,250
NTL Investment Holdings, Term Loan, 4.63%, 05-10-2012                                    1,000,000           1,005,000
                                                                                                           -----------
                                                                                                             3,968,929
                                                                                                           -----------
CHEMICALS & PLASTICS - 3.4%
Brenntag, Term Loan, 4.73%, 01-22-2012                                                   1,000,000           1,015,000
Rockwood Specialties, Term Loan B, 4.21%, 07-30-2012                                     1,000,000           1,005,625
                                                                                                           -----------
                                                                                                             2,020,625
                                                                                                           -----------
CONTAINERS & GLASS PRODUCTS - 3.0%
Owens-Illinois Group, Inc., Term Loan C1, 4.87%, 04-01-2008                                730,159             739,286
Solo Cup, Term Loan B, 4.31%, 02-27-2011                                                   995,000           1,002,669
                                                                                                           -----------
                                                                                                             1,741,955
                                                                                                           -----------
DRUGS - 1.7%
Accredo Health, Inc., Term Loan B, 3.59%, 07-15-2011                                       997,500             999,994
                                                                                                           -----------
                                                                                                               999,994
                                                                                                           -----------
ECOLOGICAL SERVICES & EQUIPMENT - 2.7%
Duratek, Inc., Term Loan, 6.09%, 12-16-2009                                                782,609             780,163
Environmental Systems Products Holdings, Term Loan, 5.24%, 12-12-2008                      789,535             791,509
                                                                                                           -----------
                                                                                                             1,571,672
                                                                                                           -----------
ELECTRONIC/ELECTRIC - 3.4%
Memec Group Holdings, Ltd., Term Loan B, 10.00%, 06-15-2010                              1,000,000             996,875
Monitronics International, Inc., Term Loan B, 6.34%, 08-26-2009                            994,987           1,007,425
                                                                                                           -----------
                                                                                                             2,004,300
                                                                                                           -----------

                                                                                       PRINCIPAL             MARKET
                                                                                         AMOUNT              VALUE
                                                                                       ---------           ---------
SENIOR FLOATING RATE INTERESTS(2) (CONTINUED)
EQUIPMENT LEASING - 1.7%
United Rentals:

     Term Loan, 4.08%, 02-14-2011                                                      $   497,500         $   498,744
     Term Loan B, 3.61%, 02-14-2011                                                        500,000             501,250
                                                                                                           -----------
                                                                                                               999,994
                                                                                                           -----------
FARMING & AGRICULTURAL - 1.7%
United Industries Corporation, Term Loan, 3.84%, 03-31-2011                                997,500           1,008,722
                                                                                                           -----------
                                                                                                             1,008,722
                                                                                                           -----------
FINANCIAL INTERMEDIARIES - 1.7%
Refco Group, LLC, Term Loan, 4.56%, 07-13-2011                                           1,000,000             998,333
                                                                                                           -----------
                                                                                                               998,333
                                                                                                           -----------
FOOD PRODUCTS - 5.2%
Culligan Corporation, Term Loan B, 09-30-2011(1)                                         1,000,000        #  1,013,750
Golden State Foods Corporation, Term Loan B, 4.18%, 02-25-2011                             997,500        #  1,009,969
Michael Foods, Inc., Term Loan, 5.21%, 11-21-2011                                        1,000,000        #  1,025,625
                                                                                                           -----------
                                                                                                          #  3,049,344
                                                                                                           -----------
HEALTH CARE - 5.0%
Team Health, Inc., Term Loan B, 5.23%, 03-23-2011                                          995,000             996,244
U.S. Oncology, Term Loan B, 4.66%, 08-20-2011                                            1,000,000           1,006,250
VWR International, Term Loan B, 4.34%, 04-07-2011                                          915,333             928,873
                                                                                                           -----------
                                                                                                             2,931,367
                                                                                                           -----------
HOME FURNISHINGS - 1.7%
Prestige Brands, Inc., Term Loan B, 4.08%, 04-06-2011                                      995,000             999,146
                                                                                                           -----------
                                                                                                               999,146
                                                                                                           -----------
HOTELS, MOTELS, INNS & CASINOS - 6.8%
Boyd Gaming Corporation, Term Loan B, 3.80%, 06-30-2011                                    997,500           1,007,475
Pinnacle Entertainment, Term Loan B, 4.98%, 08-27-2010                                   1,000,000           1,010,000
Seminole Tribe of Florida, Term Loan, 09-30-2011(1)                                      1,000,000           1,007,500
Wynn Las Vegas, Term Loan B, 7.38%, 09-30-2009                                           1,000,000           1,001,250
                                                                                                           -----------
                                                                                                             4,026,225
                                                                                                           -----------
INDUSTRIAL EQUIPMENT - 1.7%
Invensys plc, Term Loan B, 5.48%, 09-05-2009                                               988,579             997,228
                                                                                                           -----------
                                                                                                               997,228
                                                                                                           -----------
INSURANCE - 1.7%
Conseco, Term Loan, 5.33%, 06-22-2010                                                    1,000,000           1,015,000
                                                                                                           -----------
                                                                                                             1,015,000
                                                                                                           -----------
LEISURE - 3.4%
Regal Cinemas Corporation, Term Loan B, 4.23%, 11-10-2010                                  964,773             974,662
WMG Acquisition Corporation, Term Loan, 4.30%, 02-28-2011                                  995,000           1,007,793
                                                                                                           -----------
                                                                                                             1,982,455
                                                                                                           -----------
OIL & GAS - 3.4%
Alon USA, Inc., Term Loan B, 10.00%, 12-16-2008                                          1,000,000           1,020,000
U.S. Shipping, Term Loan B, 4.12%, 10-22-2010                                              956,790             962,770
                                                                                                           -----------
                                                                                                             1,982,770
                                                                                                           -----------

                                                                                       PRINCIPAL
                                                                                       AMOUNT OR
                                                                                       NUMBER OF             MARKET
                                                                                         SHARES               VALUE
                                                                                       ---------            ---------
SENIOR FLOATING RATE INTERESTS(2) (CONTINUED)
PUBLISHING - 3.6%
R. H. Donnelley, Inc., Term Loan B, 4.11%, 06-30-2011                                  $   997,500         $ 1,009,865
Transwestern Publishing Company, Term Loan B, 4.13%, 02-25-2012                        $ 1,097,903           1,104,765
                                                                                                           -----------
                                                                                                             2,114,630
                                                                                                           -----------

RETAILERS - 6.8%
Harbor Freight Tools, Term Loan B, 4.46%, 07-15-2010                                   $ 1,000,000           1,004,375
Jean Coutu Group, Inc., Term Loan, 4.13%, 07-23-2010                                   $ 1,000,000           1,012,159
Josten's, Inc., Term Loan, 10-04-2011(1)                                               $ 1,000,000           1,000,000
Oriental Trading Company, Inc., Term Loan B, 4.75%, 08-04-2010                         $   950,829             961,922
                                                                                                           -----------
                                                                                                             3,978,456
                                                                                                           -----------
SURFACE TRANSPORTATION - 1.7%
Horizon Lines Holding Corporation, Term Loan, 4.73%, 07-07-2011                        $   997,500           1,010,800
                                                                                                           -----------
                                                                                                             1,010,800
                                                                                                           -----------
UTILTIES - 11.9%
Centerpoint Energy, Inc., Term Loan, 4.77%, 10-07-2006                                 $ 1,983,784           1,990,396
Mission Energy, Term Loan, 7.00%, 12-11-2006                                           $ 1,000,000           1,001,875
Riverside Rocky Mountain Project, Term Loan, 6.02%, 06-24-2011                         $ 1,000,000           1,005,000
Tucson Electric Power, Term Loan, 3.74%, 06-30-2009                                    $ 1,000,000           1,006,667
Unisource Energy, Term Loan, 0.50%, 03-25-2011                                         $ 1,000,000             986,875
Vulcan Energy, Term Loan, 4.92%, 02-23-2010                                            $ 1,000,000           1,012,500
                                                                                                           -----------
                                                                                                             7,003,313
                                                                                                           -----------
TOTAL SENIOR FLOATING RATE INTERESTS
     (cost $53,049,711)                                                                                     53,251,956
                                                                                                           -----------
TEMPORARY CASH INVESTMENTS - 9.9%
State Street General Account Fund                                                        2,900,000           2,900,000
State Street General Account U.S. Government Money Market                                2,900,000           2,900,000
                                                                                                           -----------
TOTAL TEMPORARY CASH INVESTMENTS
     (cost $5,800,000)                                                                                       5,800,000
                                                                                                           -----------
REPURCHASE AGREEMENT - 4.0%
State Street, 0.50%, dated 9-30-04, matures 10-01-04;repurchase amount of
     $2,348,353 (Collateralized by FFCB Bond, 1.97%, 10-20-04
     with a value of $2,395,888)                                                       $ 2,348,231           2,348,231
                                                                                                           -----------
TOTAL REPURCHASE AGREEMENT
     (cost $2,348,231)                                                                                       2,348,231
                                                                                                           -----------
TOTAL INVESTMENTS - 104.4%
     (cost $61,197,942)                                                                                     61,400,187
LIABILITIES, LESS CASH & OTHER ASSETS - (4.4%)                                                              (2,582,335)
                                                                                                           -----------
TOTAL NET ASSETS - 100.0%                                                                                  $58,817,852
                                                                                                           ===========

For federal income tax purposes the identified cost of investments owned at September 30, 2004 was the same for federal income tax and financial statement purposes. For federal income tax purposes, the net unrealized appreciation on investments amounted to $202,245, which consisted of $304,368 of aggregate gross unrealized appreciation and $102,123 of appregate gross unrealized depreciation.

plc (public limited company)

LP (Limited Partnership)

(1) Security not funded at 9/30/04. Therefore, no interest rate is available.

(2) Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than stated maturities shown. The interest rate indicated is rate effective at September 30, 2004.

Please refer to the Fund's most recent semi-annual or annual financial statement for information regarding the Fund's policy regarding valuation of investments and other significant accounting policies.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      SECURITY INCOME FUND

                                      By:      /s/ MICHAEL G. ODLUM
                                               ---------------------------------
                                               Michael G. Odlum, President

                                      Date:    November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                      By:      /s/ MICHAEL G. ODLUM
                                               ---------------------------------
                                               Michael G. Odlum, President

                                      Date:    November 24, 2004


                                      By:      /s/ BRENDA M. HARWOOD
                                               ---------------------------------
                                               Brenda M. Harwood, Treasurer

                                      Date:    November 24, 2004